UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22215

International Growth and Income Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: June 30

Date of reporting period: September 30, 2016

Michael W. Stockton

International Growth and Income Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

International Growth and Income FundSM
Investment portfolio
September 30, 2016
unaudited
Common stocks 92.97% Financials 15.77%	Shares	Value (000)
AIA Group Ltd.[1]	25,914,600	$173,631
Prudential PLC[1]	7,612,572	135,112
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	24,900,000	128,705
Toronto-Dominion Bank (CAD denominated)	2,583,000	114,664
Banco Santander, SA1	24,885,650	110,044
ICICI Bank Ltd.[1]	16,843,085	64,155
ICICI Bank Ltd. (ADR)	5,750,000	42,952
HDFC Bank Ltd.[1]	3,196,694	70,666
HDFC Bank Ltd. (ADR)	470,307	33,811
National Australia Bank Ltd.[1]	4,756,029	101,873
AXA SA1	4,711,200	100,237
Fairfax Financial Holdings Ltd.	96,739	56,705
Fairfax Financial Holdings Ltd. (CAD denominated)	58,200	34,101
Svenska Handelsbanken AB, Class A1	5,707,000	78,373
Indiabulls Housing Finance Ltd.[1]	4,689,253	58,517
Shinsei Bank, Ltd.[1]	33,844,000	51,167
ABN AMRO Group NV, depository receipts[1]	2,280,000	47,178
Sampo Oyj, Class A1	1,054,500	46,906
Credit Suisse Group AG1	3,414,692	44,674
Ping An Insurance (Group) Co. of China, Ltd., Class H1	7,500,000	39,255
BNP Paribas SA1	734,600	37,770
ORIX Corp.[1]	2,200,000	32,462
Suncorp Group Ltd.[1]	3,000,000	27,886
CYBG PLC (CDI)[1,2]	5,092,800	17,263
CYBG PLC[1,2]	1,580,000	5,451
Allianz SE1	128,000	18,999
Sberbank of Russia (ADR)[1]	1,794,000	16,794
Industrial and Commercial Bank of China Ltd., Class H1	26,600,000	16,779
Sumitomo Mitsui Trust Holdings, Inc.[1]	352,700	11,446
Piraeus Bank SA1,2	241,543	37
		1,717,613
Consumer discretionary 10.85%
ProSiebenSat.1 Media SE1	3,335,000	142,824
MGM China Holdings Ltd.[1]	60,772,800	106,627
Sony Corp.[1]	3,045,000	99,493
HUGO BOSS AG1	1,419,798	78,518
Ryohin Keikaku Co., Ltd.[1]	355,000	71,513
Wynn Macau, Ltd.[1]	41,254,000	68,930
Paddy Power Betfair PLC[1]	600,048	67,878
Steinhoff International Holdings NV1	5,480,000	31,454
Steinhoff International Holdings NV1	5,000,000	28,665
adidas AG1	324,000	56,233
NOS, SGPS, SA1	8,086,076	55,019
Hyundai Mobis Co., Ltd.[1]	207,000	51,826
OPAP SA1	5,692,048	48,047
Kroton Educacional SA, ordinary nominative	9,600,000	43,658
International Growth and Income Fund — Page 1 of 9

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Dixons Carphone PLC[1]	8,516,794	$40,736
Christian Dior SE1	203,800	36,518
Cie. Financière Richemont SA, Class A1	567,500	34,554
Publicis Groupe SA1	443,677	33,553
SES SA, Class A (FDR)[1]	1,190,000	29,189
Barratt Developments PLC[1]	3,637,500	23,356
Pearson PLC[1]	2,237,000	21,852
Fuji Media Holdings, Inc.[1]	885,000	12,020
		1,182,463
Energy 10.12%
Royal Dutch Shell PLC, Class B1	9,216,400	239,130
Royal Dutch Shell PLC, Class B (ADR)	180,000	9,509
Enbridge Inc. (CAD denominated)	5,407,324	237,651
TOTAL SA1	3,404,101	161,345
Pembina Pipeline Corp.	2,963,296	90,303
Schlumberger Ltd.	1,120,000	88,077
LUKOIL Oil Co. PJSC (ADR)[1]	1,305,000	63,436
Keyera Corp.	1,796,000	58,071
Reliance Industries Ltd.[1]	3,470,000	56,613
Galp Energia, SGPS, SA, Class B1	2,875,000	39,305
China Petroleum & Chemical Corp., Class H1	45,000,000	33,104
Coal India Ltd.[1]	3,500,000	16,992
Gazprom PJSC (ADR)[1]	2,085,000	8,784
		1,102,320
Information technology 9.38%
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	63,603,506	373,019
Nintendo Co., Ltd.[1]	852,900	225,683
Vanguard International Semiconductor Corp.[1]	50,975,000	95,996
Murata Manufacturing Co., Ltd.[1]	629,000	82,043
AAC Technologies Holdings Inc.[1]	6,337,000	64,170
Samsung Electronics Co., Ltd.[1]	37,500	54,654
ASML Holding NV1	412,500	45,234
Tech Mahindra Ltd.[1]	5,402,500	34,132
ASM Pacific Technology Ltd.[1]	3,200,000	26,443
Quanta Computer Inc.[1]	9,999,830	20,971
		1,022,345
Consumer staples 7.83%
British American Tobacco PLC[1]	3,656,300	233,829
Nestlé SA1	2,003,700	157,879
Kao Corp.[1]	2,182,000	122,903
LAWSON, INC.[1]	813,000	64,059
Hypermarcas SA, ordinary nominative	6,685,000	57,288
Booker Group PLC[1]	22,338,000	51,537
Pernod Ricard SA1	382,800	45,292
Shoprite Holdings Ltd.[1]	2,586,000	36,117
President Chain Store Corp.[1]	4,100,000	32,714
Ambev SA	5,255,000	32,026
Wesfarmers Ltd.[1]	589,620	19,948
		853,592
International Growth and Income Fund — Page 2 of 9

unaudited
Common stocks Industrials 7.55%	Shares	Value (000)
Wolseley PLC[1]	2,049,684	$115,535
Flughafen Zürich AG1	588,000	114,783
International Consolidated Airlines Group, SA (CDI)[1]	19,478,000	100,853
BAE Systems PLC[1]	12,960,000	87,929
Komatsu Ltd.[1]	3,305,000	75,731
Geberit AG1	170,700	74,707
Abertis Infraestructuras, SA, Class A1	3,141,418	48,911
Ryanair Holdings PLC (ADR)	651,000	48,844
Meggitt PLC[1]	7,084,491	41,419
Edenred SA1	1,704,000	39,844
Airbus Group SE, non-registered shares[1]	500,000	30,244
ASSA ABLOY AB, Class B1	1,320,000	26,802
CK Hutchison Holdings Ltd.[1]	1,355,000	17,288
		822,890
Utilities 7.38%
Enel SPA[1]	39,319,900	175,367
Power Assets Holdings Ltd.[1]	12,206,500	119,562
EDP - Energias de Portugal, SA1	26,339,000	88,438
Northland Power Inc.	4,659,000	86,791
Rubis SCA[1]	748,575	68,619
Fortum Oyj[1]	4,020,000	64,935
SSE PLC[1]	2,360,251	47,912
Electricité de France SA1	3,459,000	42,082
CLP Holdings Ltd.[1]	3,825,000	39,712
National Grid PLC[1]	2,717,744	38,410
Cheung Kong Infrastructure Holdings Ltd.[1]	3,697,000	32,024
		803,852
Telecommunication services 6.77%
Vodafone Group PLC[1]	45,470,000	130,380
China Mobile Ltd.[1]	10,162,000	124,767
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	196,759,912	65,176
Mobile TeleSystems OJSC (ADR)	8,495,000	64,817
TDC A/S1,2	10,825,000	63,826
SoftBank Group Corp.[1]	833,000	53,963
NTT DoCoMo, Inc.[1]	1,975,000	50,075
Orange[1]	2,630,000	41,155
Deutsche Telekom AG1	2,085,000	34,952
Telia Co. AB1	6,285,000	28,133
HKT Trust and HKT Ltd., units[1]	13,428,000	18,949
BT Group PLC[1]	3,429,000	17,289
KDDI Corp.[1]	530,000	16,309
Hellenic Telecommunications Organization SA1	1,822,300	16,042
Telstra Corp. Ltd.[1]	2,540,000	10,088
NII Holdings, Inc.[2]	560,254	1,866
		737,787
Materials 4.94%
Koninklijke DSM NV1	1,682,000	113,601
Air Liquide SA1	392,043	42,008
Air Liquide SA, bonus shares[1]	254,049	27,222
Air Liquide SA, non-registered shares[1]	201,025	21,540
James Hardie Industries PLC (CDI)[1]	4,580,000	71,840
Rio Tinto PLC[1]	1,200,000	39,930
International Growth and Income Fund — Page 3 of 9

unaudited
Common stocks Materials (continued)	Shares	Value (000)
Amcor Ltd.[1]	3,349,600	$38,948
Asahi Kasei Corp.[1]	4,700,000	37,450
Glencore PLC[1,2]	13,476,856	36,947
Syngenta AG1	70,000	30,609
Croda International PLC[1]	641,296	28,988
Vale SA, Class A, preferred nominative	5,620,000	26,612
Anhui Conch Cement Co. Ltd., Class H1	8,117,000	22,405
		538,100
Health care 4.16%
AstraZeneca PLC[1]	2,773,500	179,668
Novartis AG1	886,923	69,749
Bayer AG1	522,500	52,482
Sanofi[1]	514,000	39,163
Novo Nordisk A/S, Class B1	923,300	38,470
GlaxoSmithKline PLC[1]	1,455,000	31,006
Roche Holding AG, non-registered shares, non-voting[1]	102,000	25,269
Sartorius AG, non-registered shares, non-voting preferred[1]	208,000	17,311
		453,118
Real estate 4.07%
Sun Hung Kai Properties Ltd.[1]	11,902,069	181,392
Link REIT[1]	17,712,152	130,690
Brookfield Property Partners LP	2,627,500	60,222
Fibra Uno Administración, SA de CV REIT	28,900,000	52,793
Sino-Ocean Land Holdings Ltd.[1]	39,803,000	18,493
		443,590
Miscellaneous 4.15%
Other common stocks in initial period of acquisition		451,699
Total common stocks (cost: $9,313,273,000)		10,129,369
Preferred securities 0.28% Financials 0.28%
HSBC Holdings PLC, Series 2, 8.00%	1,162,795	30,361
Total preferred securities (cost: $30,265,000)		30,361
Rights & warrants 0.00% Financials 0.00%
Piraeus Bank, SA, warrants, expire 2018[1,2]	8,630,614	—
Total rights & warrants (cost: $0)		—
Convertible bonds 0.30% Consumer staples 0.16%	Principal amount (000)
Shoprite Holdings Ltd., convertible notes, 6.50% 2017	ZAR21	18,032
International Growth and Income Fund — Page 4 of 9

unaudited
Convertible bonds Miscellaneous 0.14%	Principal amount (000)	Value (000)
Other convertible bonds in initial period of acquisition		$15,105
Total convertible bonds (cost: $42,923,000)		33,137
Bonds, notes & other debt instruments 1.26% Bonds & notes of governments & government agencies outside the U.S. 0.81%
Buenos Aires (City of) 8.95% 2021[3,4]	$25,000	28,625
India (Republic of) 8.60% 2028	INR3,537,300	59,236
		87,861
Corporate bonds & notes 0.31% Consumer discretionary 0.19%
Myriad International Holdings 6.00% 2020[4]	$18,700	20,644
Financials 0.12%
SMFG Preferred Capital USD 3 Ltd., junior subordinated 9.50% 2049[4]	5,410	6,052
Société Générale, junior subordinated 6.999% 2049	€6,200	7,485
		13,537
Total corporate bonds & notes		34,181
U.S. Treasury bonds & notes 0.14% U.S. Treasury 0.14%
U.S. Treasury 0.875% 2017[5]	$14,775	14,806
Total U.S. Treasury bonds & notes		14,806
Total bonds, notes & other debt instruments (cost: $123,757,000)		136,848
Short-term securities 4.50%
Bank of Montreal 0.69% due 10/5/2016	80,400	80,403
Bank of Nova Scotia 0.87%–0.98% due 12/1/2016–1/17/2017[4]	69,100	68,973
BNP Paribas, New York Branch 0.27% due 10/3/2016	52,900	52,899
CPPIB Capital Inc. 0.43% due 10/11/2016[4]	40,000	39,995
Fannie Mae 0.23%–0.35% due 11/23/2016–12/16/2016	27,700	27,687
Federal Home Loan Bank 0.28% due 12/28/2016	25,000	24,980
Freddie Mac 0.60% due 1/5/2017	31,900	31,875
Microsoft Corp. 0.52% due 11/17/2016[4]	20,000	19,988
Mizuho Bank, Ltd. 0.75% due 11/2/2016[4]	31,500	31,486
Nordea Bank AB 0.91% due 1/12/2017[4]	39,300	39,212
Sumitomo Mitsui Banking Corp. 0.77% due 11/7/2016[4]	20,150	20,139
Svenska Handelsbanken Inc. 0.68% due 11/3/2016[4]	42,900	42,879
U.S. Treasury Bills 0.39% due 2/9/2017	9,900	9,889
Total short-term securities (cost: $490,329,000)		490,405
Total investment securities 99.31% (cost: $10,000,547,000)		10,820,120
Other assets less liabilities 0.69%		74,841
Net assets 100.00%		$10,894,961
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
International Growth and Income Fund — Page 5 of 9

unaudited
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $208,733,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 9/30/2016 (000)
			Receive (000)	Deliver (000)
Sales:
Australian dollars	10/19/2016	HSBC Bank	$20,029	A$26,044	$105
Australian dollars	10/27/2016	HSBC Bank	$12,539	A$16,500	(81)
British pounds	10/28/2016	Bank of America, N.A.	$36,345	£28,000	31
British pounds	11/3/2016	JPMorgan Chase	$27,271	£21,000	32
British pounds	11/3/2016	Bank of America, N.A.	$25,970	£20,000	29
Japanese yen	10/6/2016	Citibank	$8,338	¥836,200	90
Japanese yen	10/13/2016	UBS AG	$4,608	¥465,000	20
Japanese yen	10/14/2016	Bank of New York Mellon	$7,710	¥789,287	(78)
Japanese yen	10/27/2016	JPMorgan Chase	$4,636	¥465,000	46
Japanese yen	11/18/2016	Bank of America, N.A.	$11,429	¥1,162,000	(54)
Japanese yen	12/14/2016	Bank of America, N.A.	$5,879	¥600,000	(58)
					$82
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $8,670,403,000, which represented 79.58% of the net assets of the fund. This amount includes $8,530,507,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $317,993,000, which represented 2.92% of the net assets of the fund.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $424,000, which represented less than .01% of the net assets of the fund.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
International Growth and Income Fund — Page 6 of 9

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may
International Growth and Income Fund — Page 7 of 9

unaudited
transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2016 (dollars in thousands):
	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$410,938	$1,306,675	$—	$1,717,613
Consumer discretionary	43,658	1,138,805	—	1,182,463
Energy	483,611	618,709	—	1,102,320
Information technology	—	1,022,345	—	1,022,345
Consumer staples	89,314	764,278	—	853,592
Industrials	48,844	774,046	—	822,890
Utilities	86,791	717,061	—	803,852
Telecommunication services	66,683	671,104	—	737,787
Materials	26,612	511,488	—	538,100
Health care	—	453,118	—	453,118
Real estate	113,015	330,575	—	443,590
Miscellaneous	89,499	362,200	—	451,699
Preferred securities	30,361	—	—	30,361
Convertible bonds	—	33,137	—	33,137
Bonds, notes & other debt instruments	—	136,848	—	136,848
Short-term securities	—	490,405	—	490,405
Total	$1,489,326	$9,330,794	$—	$10,820,120

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$353	$—	$353
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(271)	—	(271)
Total	$—	$82	$—	$82
*	Securities with a value of $8,530,507,000, which represented 78.30% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,427,542
Gross unrealized depreciation on investment securities	(654,027)
Net unrealized appreciation on investment securities	773,515
Cost of investment securities	10,046,605

International Growth and Income Fund — Page 8 of 9

unaudited
Key to abbreviations and symbols
A$ = Australian dollars
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
€ = Euros
FDR = Fiduciary Depositary Receipts
£ = British pounds
INR = Indian rupees
¥ = Japanese yen
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-034-1116O-S54062	International Growth and Income Fund — Page 9 of 9

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERNATIONAL GROWTH AND INCOME FUND

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: November 28, 2016

By /s/ Kimberley H. Monasterio
Kimberley H. Monasterio, Treasurer and Principal Financial Officer

Date: November 28, 2016